Commitments (Tables)	12 Months Ended
Dec. 31, 2010
Commitments Tables Abstract
Operating Leases Of Lessee Disclosure Text Block
December 31,		Future Commitments for Operating Leases
		(in millions)
2011	.	$56
2012	.	55
2013	.	56
2014	.	54
2015	.	50
Thereafter		647
Total		$918

Capital Lease Commitments
December 31,		Future Minimum Lease Payments
		(in millions)
2011	.	$17
2012	.	14
2013	.	12
2014	.	11
2015	.	10
Thereafter		142
Total		$206
Less: Imputed interest		127
Present value of total minimum lease payments		$79

Electricity Purchase Contract Commitment
December 31,		Future Commitments for Electricity Purchase Contracts
		(in millions)
2011	.	$3,055
2012	.	3,273
2013	.	2,845
2014	.	2,569
2015	.	2,642
Thereafter		37,776
Total		$52,160

Fuel Contract Commitments
December 31,		Future Commitments for Fuel Contracts
		(in millions)
2011	.	$1,530
2012	.	1,144
2013	.	733
2014	.	552
2015	.	454
Thereafter		4,391
Total		$8,804

Other Purchase Contract Commitment
December 31,		Future Commitments for Other Purchase Contracts
		(in millions)
2011	.	$1,628
2012	.	1,357
2013	.	1,246
2014	.	1,540
2015	.	1,212
Thereafter		14,057
Total		$21,040